Approval of Consolidated Financial Statements	12 Months Ended
Mar. 31, 2026
Approval of Consolidated Financial Statements [Abstract]
Approval of Consolidated Financial Statements	42. Approval of Consolidated Financial Statements The consolidated financial statements have been approved by Wataru Kagechika, Managing Corporate Officer and Chief Financial Officer, on June 30, 2026.